CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Interest income	£ 13,980	£ 11,802
Interest expense	(7,758)	(4,793)
Net interest income	6,222	7,009
Fee and commission income	1,186	1,196
Fee and commission expense	(883)	(550)
Net fee and commission income	303	646
Net trading income	331	107
Other operating income	1,520	1,278
Other income	2,154	2,031
Total income	8,376	9,040
Operating expenses	(5,436)	(4,829)
Impairment	(122)	(681)
Profit before tax	2,818	3,530
Tax expense	(811)	(940)
Profit for the period	2,007	2,590
Profit attributable to ordinary shareholders	1,824	2,417
Profit attributable to other equity holders	172	161
Profit attributable to equity holders	1,996	2,578
Profit attributable to non-controlling interests	£ 11	£ 12